STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - 401(k) PROFIT SHARING PLAN - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS:
Investments - at fair value	$ 247,523,763	$ 213,599,896
Receivables:
Notes receivable from participants	3,671,695	3,202,552
Employer contributions	385,557	303,191
Participant contributions	37,317
Total receivables	4,094,569	3,505,743
Total assets	251,618,332	217,105,639
LIABILITIES:
Excess contributions payable	265,502	271,051
Total liabilities	265,502	271,051
NET ASSETS AVAILABLE FOR BENEFITS	$ 251,352,830	$ 216,834,588